Equity - Narrative (Details)							1 Months Ended	12 Months Ended
		Sep. 15, 2022 EUR (€) € / shares shares	Jul. 31, 2022 EUR (€) € / shares	Apr. 13, 2022 EUR (€) € / shares	Feb. 22, 2022 EUR (€) € / shares	Apr. 15, 2021 shares	Jun. 30, 2021	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares		Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)	Jan. 16, 2021 shares	Dec. 15, 2020 EUR (€) shares	Sep. 23, 2020 EUR (€) shares	Dec. 17, 2019 EUR (€) shares	Jul. 31, 2017 € / shares shares
Disclosure of classes of share capital [line items]
Value of shares authorised | €								€ 90,000,000
Par value per share (in euros per share) | € / shares								€ 0.01
Equity | €								€ 72,382,000,000	€ 56,307,000,000	[1]	€ 23,873,000,000		€ 21,801,000,000
Number of shares outstanding (in shares)								3,144,425,377	3,132,827,277
Increase Through Issuance Exercise Of GM Warrrants								69,125,544
Purchase of treasury shares | €	[2]							€ 923,000,000
AGM authorization, maximum number of common shares that can be issued (in shares)						100,000,000
AGM authorization, issuing shares, period						5 years
AGM authorization, shares repurchase, period						18 months
AGM authorization, maximum percentage of common shares to be repurchased (in percent)						10.00%
Statutory reserve | €								18,037,000,000	€ 13,030,000,000
Capital reserve | €								20,119,000,000	20,840,000,000
Retained earnings (accumulated deficit) | €								13,873,000,000	5,664,000,000
Net profit attributable to owners of the parent | €								16,799,000,000	14,200,000,000		2,173,000,000	[3]
Distributions paid to Stellantis shareholders | €								€ 3,353,000,000	4,204,000,000		0
Dividends announced | €					€ 4,200,000,000
Dividends announced (in euro per share) | € / shares					€ 1.34
Aramis SAS
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary							70.00%	61.00%
Minimum
Disclosure of classes of share capital [line items]
Annual dividend policy, on net profit, (in percent)								0.25
Maximum
Disclosure of classes of share capital [line items]
Annual dividend policy, on net profit, (in percent)								0.30
GM Warrants
Disclosure of classes of share capital [line items]
Equity warrant, number of shares to subscribe (in shares)																		39,727,324
Equity warrant, value per warrant | € / shares			€ 1															€ 1
Weighted average share price, share options granted | € / shares			€ 1.74
Increase (decrease) through exercise of warrants, equity | €			€ 39,727,324
Proceeds from exercise of warrants | €		€ 40,000,000
Stellantis Shareholders
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in euro per share) | € / shares				€ 1.04
Distributions paid to Stellantis shareholders | €				€ 3,300,000,000					€ 1,000,000,000
FCA and PSA Merger
Disclosure of classes of share capital [line items]
Share repurchase, liability recognised | €													668,000,000		€ 446,000,000		€ 685,000,000
Benefit from remeasurement of financial liability recognised upon commitments | €											57,000,000		17,000,000
Number of shares cancelled (in shares)															20,700,000
FCA and PSA Merger | Dongfeng Group
Disclosure of classes of share capital [line items]
Share repurchase, commitment (in shares)																	30,700,000
PSA
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares									€ 1
PSA | FCA and PSA Merger
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)														887,038,000
PSA | FCA and PSA Merger | Dongfeng Group
Disclosure of classes of share capital [line items]
Share repurchase, commitment (in shares)																	30,700,000
Number of shares repurchased (in shares)																10,000,000
Shares repurchase, purchase price | €																€ 164,000,000
Number of shares cancelled (in shares)															20,700,000
Share capital
Disclosure of classes of share capital [line items]
Equity | €	[4]							€ 32,000,000	€ 31,000,000		20,000,000		20,000,000
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity | €								383,000,000	400,000,000		2,580,000,000		2,727,000,000
Non-controlling interests | Aramis SAS
Disclosure of classes of share capital [line items]
Impact of the reduction in ownership of Aramis upon IPO | €								178,000,000	178,000,000
Retained earnings and other reserves
Disclosure of classes of share capital [line items]
Equity | €	[4]							66,783,000,000	52,776,000,000		€ 22,141,000,000		€ 19,339,000,000
Retained earnings and other reserves | Aramis SAS
Disclosure of classes of share capital [line items]
Impact of the reduction in ownership of Aramis upon IPO | €								€ 121,000,000	€ 121,000,000
Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)								4,500,000,000
Number of shares outstanding (in shares)								3,213,372,229
Common Shares | GM Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		69,125,544
Shares issued, to total share capital (in percent)		2.20%
Common Shares | PSA
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)									3,132,618,655
Common Shares | FCA N.V. - Stellantis N.V.
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								3,144,246,685	3,132,618,655
Special A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)								4,499,750,000
Special B Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)								250,000
Special Voting Shares B
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								208,622	208,622
Special Voting Shares B | FCA N.V. - Stellantis N.V.
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								0	208,622
Increase (decrease) in number of shares outstanding								208,622
Special Voting Shares A
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								178,790
Special Voting Shares A | FCA N.V. - Stellantis N.V.
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								178,692	0
Treasury shares | GM Warrants
Disclosure of classes of share capital [line items]
Weighted average share price, share options granted | € / shares		€ 13.36
Purchase of treasury shares | €		€ 923,000,000

[1]	Refer to Note 3, Scope of consolidation
[2]	Refer to Note 27, Equity for additional information
[3]	Refer to Note 3, Scope of consolidation
[4]	Refer to Note 27, Equity for additional information